Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Depreciation expense (in Dollars)	$ 1,749	$ 1,207
Advance from customers (in Dollars)
Tax benefit	50.00%
Subject to examination by the tax authorities	5 years
Aggregate deposits	$ 75,000				¥ 500,000
Uninsured funds (in Dollars)	$ 1,661,000
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	30.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	59.70%		19.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.40%		18.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.80%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	23.20%			24.00%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.80%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.20%			10.60%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				12.70%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	52.40%		32.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.10%		19.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	21.40%		26.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			18.90%